UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT International Growth Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (99.2%)(a)
			Shares	Value

Aerospace and defense (1.0%)

Airbus Group NV (France)			3,581	$224,779

AviChina Industry & Technology Co., Ltd. (China)			380,000	271,854

				496,633
Air freight and logistics (1.1%)

Deutsche Post AG (Germany)			17,666	564,962

				564,962
Auto components (0.5%)

Faurecia (France)			8,448	269,048

				269,048
Automobiles (2.0%)

Daimler AG (Registered Shares) (Germany)			2,989	229,254

Renault SA (France)			1,767	127,542

Toyota Motor Corp. (Japan)			11,400	669,943

				1,026,739
Banks (9.0%)

Bank of Ireland (Ireland)(NON)			1,094,396	428,715

Bank of Yokohama, Ltd. (The) (Japan)			33,000	181,654

Barclays PLC (United Kingdom)			59,200	218,087

Credicorp, Ltd. (Peru)(S)			2,000	306,780

Dubai Islamic Bank PJSC (United Arab Emirates)			220,748	496,414

Grupo Financiero Banorte SAB de CV (Mexico)			55,100	352,865

ING Groep NV GDR (Netherlands)(NON)			40,099	570,360

Metro Bank PLC (acquired 1/15/14, cost $170,396) (Private) (United Kingdom)(F)(RES)(NON)			8,005	166,034

Natixis (France)			68,096	468,364

Societe Generale SA (France)			5,241	266,393

Sumitomo Mitsui Financial Group, Inc. (Japan)			11,800	481,530

TSB Banking Group PLC (United Kingdom)(NON)(S)			51,311	230,146

UniCredit SpA (Italy)			49,923	390,948

				4,558,290
Beverages (2.1%)

Anheuser-Busch InBev NV (Belgium)			9,679	1,073,687

				1,073,687
Biotechnology (2.7%)

Celgene Corp.(NON)			3,000	284,340

China Biologic Products, Inc. (China)(NON)			3,900	210,444

Gilead Sciences, Inc.(NON)			3,000	319,350

Grifols SA ADR (Spain)			15,080	529,760

				1,343,894
Building products (1.7%)

Assa Abloy AB Class B (Sweden)			10,978	562,963

Daikin Industries, Ltd. (Japan)			4,500	279,263

				842,226
Capital markets (1.1%)

KKR & Co. LP			13,527	301,652

UBS AG (Switzerland)			15,244	264,485

				566,137
Chemicals (3.0%)

Croda International PLC (United Kingdom)			6,003	199,060

Monsanto Co.			3,600	405,036

Solvay SA (Belgium)			3,043	466,513

Symrise AG (Germany)			6,685	355,358

Tronox, Ltd. Class A			3,700	96,385

				1,522,352
Commercial services and supplies (1.9%)

Regus PLC (United Kingdom)			210,604	578,509

Tyco International, Ltd.			7,900	352,103

				930,612
Communications equipment (0.6%)

Alcatel-Lucent (France)(NON)			104,010	321,214

				321,214
Construction and engineering (3.1%)

China WindPower Group, Ltd. (China)(NON)			2,700,000	214,485

Mota-Engil SGPS SA (Portugal)			88,488	566,058

Surya Semesta Internusa Tbk PT (Indonesia)			5,339,400	324,366

Taisei Corp. (Japan)			36,000	203,333

Veidekke ASA (Norway)			27,236	274,095

				1,582,337
Diversified consumer services (1.7%)

Affinity Education Group, Ltd. (Australia)(NON)			86,036	98,332

G8 Education, Ltd. (Australia)			85,626	383,028

New Oriental Education & Technology Group, Inc. ADR (China)(S)			16,800	389,760

				871,120
Diversified financial services (1.9%)

Challenger, Ltd. (Australia)			122,660	765,168

Eurazeo SA (France)			2,613	188,012

				953,180
Diversified telecommunication services (2.2%)

Com Hem Holding AB (Sweden)(NON)			35,133	255,973

Telecom Italia SpA RSP (Italy)			366,210	324,560

Ziggo NV (Netherlands)(NON)			11,195	522,667

				1,103,200
Electrical equipment (0.5%)

Alstom SA (France)(NON)			7,390	252,385

				252,385
Electronic equipment, instruments, and components (0.4%)

Hollysys Automation Technologies, Ltd. (China)(NON)(S)			9,500	213,655

				213,655
Energy equipment and services (1.4%)

Ezion Holdings, Ltd. (Singapore)			305,160	433,149

Halliburton Co.			3,900	251,589

				684,738
Food and staples retail (0.7%)

Lenta, Ltd. 144A GDR (Russia)(NON)			23,495	250,692

Puregold Price Club, Inc. (Philippines)			143,200	110,619

				361,311
Food products (4.6%)

Associated British Foods PLC (United Kingdom)			13,704	593,688

Kerry Group PLC Class A (Ireland)			8,496	599,100

Nestle SA (Switzerland)			9,698	711,345

Ulker Biskuvi Sanayi AS (Turkey)			29,248	194,100

WH Group, Ltd. 144A (Hong Kong)(NON)			275,327	226,223

				2,324,456
Gas utilities (1.0%)

Tokyo Gas Co., Ltd. (Japan)			92,000	517,485

				517,485
Health-care equipment and supplies (0.5%)

Sartorius AG (Preference) (Germany)			2,162	243,704

				243,704
Health-care providers and services (0.5%)

China Pioneer Pharma Holdings, Ltd. (China)			288,000	227,239

				227,239
Hotels, restaurants, and leisure (4.0%)

Compass Group PLC (United Kingdom)			46,474	750,592

Dalata Hotel Group PLC (Ireland)(NON)			46,772	178,988

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			9,500	249,755

Thomas Cook Group PLC (United Kingdom)(NON)			249,384	477,793

TUI Travel PLC (United Kingdom)			54,448	341,976

				1,999,104
Household durables (3.7%)

Coway Co., Ltd. (South Korea)			4,163	331,472

Panasonic Corp. (Japan)			37,886	451,037

Persimmon PLC (United Kingdom)			10,536	226,453

Skyworth Digital Holdings, Ltd. (China)			536,000	278,246

Sony Corp. (Japan)			31,800	573,019

				1,860,227
Household products (1.1%)

Henkel AG & Co. KGaA (Preference) (Germany)			5,645	563,695

				563,695
Independent power and renewable electricity producers (1.3%)

Beijing Jingneng Clean Energy Co., Ltd. (China)			448,000	192,249

China Power New Energy Development Co., Ltd. (China)(NON)			3,080,000	195,453

China Resources Power Holdings Co., Ltd. (China)			92,000	248,435

				636,137
Industrial conglomerates (2.4%)

Rheinmetall AG (Germany)			3,016	144,647

Siemens AG (Germany)			4,761	567,447

Toshiba Corp. (Japan)			111,000	514,784

				1,226,878
Insurance (5.1%)

Admiral Group PLC (United Kingdom)			7,157	148,372

AIA Group, Ltd. (Hong Kong)			195,400	1,008,453

Prudential PLC (United Kingdom)			46,844	1,040,442

St James's Place PLC (United Kingdom)			31,868	374,728

				2,571,995
Internet and catalog retail (0.7%)

Bigfoot GmbH (acquired 8/2/13, cost $65,942) (Private) (Brazil)(F)(RES)(NON)			3	40,770

Ctrip.com International, Ltd. ADR (China)(NON)			2,500	141,900

Zalando SE (acquired 9/30/13, cost $134,524) (Private) (Germany)(F)(RES)(NON)			5,610	137,109

Zalando SE (Germany)(NON)			1,123	30,496

				350,275
Internet software and services (2.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			5,531	491,429

Google, Inc. Class C(NON)			414	239,027

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)(S)			2,100	141,687

Tencent Holdings, Ltd. (China)			14,500	215,848

Yandex NV Class A (Russia)(NON)			9,121	253,518

				1,341,509
IT Services (0.4%)

Wirecard AG (Germany)			5,427	200,483

				200,483
Machinery (1.1%)

Daifuku Co., Ltd. (Japan)			18,600	218,913

JTEKT Corp (Japan)			13,300	222,737

Mota-Engil Africa (Rights) (Portugal)(F)(NON)			81,966	89,137

				530,787
Media (3.4%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			23,375	355,539

Mediaset SpA (Italy)(NON)			50,465	193,069

Numericable Group SA (France)(NON)(S)			3,426	182,784

Quebecor, Inc. Class B (Canada)(S)			13,800	346,740

Rightmove PLC (United Kingdom)			5,277	182,926

WPP PLC (United Kingdom)			23,694	473,930

				1,734,988
Metals and mining (1.3%)

BHP Billiton, Ltd. (Australia)			10,437	307,092

voestalpine AG (Austria)			4,810	190,105

Yamato Kogyo Co., Ltd. (Japan)			4,800	160,641

				657,838
Multi-utilities (0.6%)

Veolia Environnement SA (France)			15,790	277,136

				277,136
Multiline retail (0.5%)

Mitra Adiperkasa Tbk PT (Indonesia)			587,000	265,006

				265,006
Oil, gas, and consumable fuels (3.1%)

BG Group PLC (United Kingdom)			13,609	250,334

EnCana Corp. (Canada)			12,500	265,414

Gaztransport Et Technigaz SA (France)			3,396	200,889

Genel Energy PLC (United Kingdom)(NON)			26,022	351,925

Origin Energy, Ltd. (Australia)			19,052	248,845

Royal Dutch Shell PLC Class A (United Kingdom)			6,935	264,516

				1,581,923
Pharmaceuticals (8.9%)

Actavis PLC(NON)			2,200	530,816

Astellas Pharma, Inc. (Japan)			52,400	780,950

AstraZeneca PLC (United Kingdom)			5,734	410,808

Glenmark Pharmaceuticals, Ltd. (India)			20,103	234,905

Sanofi (France)			8,170	921,700

Shire PLC (United Kingdom)			7,263	627,740

Takeda Pharmaceutical Co., Ltd. (Japan)			10,300	448,019

UCB SA (Belgium)			3,496	317,313

Valeant Pharmaceuticals International, Inc.(NON)			1,800	236,160

				4,508,411
Professional services (0.6%)

Experian PLC (United Kingdom)			19,500	309,745

				309,745
Real estate investment trusts (REITs) (0.7%)

Hibernia REIT PLC (Ireland)(NON)			253,656	368,512

				368,512
Real estate management and development (1.2%)

CSI Properties, Ltd. (Hong Kong)			4,910,000	205,467

Mitsubishi Estate Co., Ltd. (Japan)			17,000	382,981

				588,448
Semiconductors and semiconductor equipment (0.9%)

Silergy Corp. (Taiwan)			22,768	179,222

SK Hynix, Inc. (South Korea)(NON)			6,386	282,651

				461,873
Software (0.8%)

TiVo, Inc.(NON)			29,900	382,571

				382,571
Specialty retail (1.5%)

China ZhengTong Auto Services Holdings, Ltd. (China)			286,000	167,266

Sports Direct International PLC (United Kingdom)(NON)			32,543	324,780

WH Smith PLC (United Kingdom)			13,528	237,084

				729,130
Technology hardware, storage, and peripherals (1.3%)

Konica Minolta Holdings, Inc. (Japan)			39,600	429,039

Samsung Electronics Co., Ltd. (South Korea)			209	233,974

				663,013
Textiles, apparel, and luxury goods (1.6%)

Compagnie Financiere Richemont SA (Switzerland)			5,416	443,829

Luxottica Group SpA (Italy)			7,177	372,920

				816,749
Tobacco (1.7%)

Japan Tobacco, Inc. (Japan)			25,700	836,541

				836,541
Trading companies and distributors (1.6%)

Mitsubishi Corp. (Japan)			23,200	475,503

Wolseley PLC (United Kingdom)			6,548	344,013

				819,516
Transportation infrastructure (0.6%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)			61,000	322,304

				322,304
Water utilities (0.8%)

China Water Affairs Group, Ltd. (China)			898,000	398,528

				398,528
Wireless telecommunication services (0.4%)

SoftBank Corp. (Japan)			2,700	189,533

				189,533

Total common stocks (cost $43,602,892)				$50,043,459

INVESTMENT COMPANIES (0.7%)(a)
			Shares	Value

Market Vectors Vietnam ETF (Vietnam)(S)			15,800	$346,020

Total investment companies (cost $321,855)				$346,020

U.S. TREASURY OBLIGATIONS (0.2%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.125%, August 15, 2021(i)			$113,000	$112,748

Total U.S. treasury Obligations (cost $112,748)				$112,748

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

iShares MSCI Emerging Markets ETF (Put)	Nov-14/$39.00		$63,566	$31,783

SPDR S&P 500 ETF Trust (Put)	Nov-14/185.00		33,945	44,807

Total purchased options outstanding (cost $76,590)				$76,590

SHORT-TERM INVESTMENTS (6.1%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)		Shares	2,728,149	$2,728,149

Putnam Short Term Investment Fund 0.06%(AFF)		Shares	18,559	18,559

U.S. Treasury Bills with an effective yield of 0.01%, January 22, 2015(SEGSF)			$110,000	109,994

U.S. Treasury Bills with an effective yield of 0.02%, December 4, 2014(SEGSF)			240,000	239,994

Total short-term investments (cost $3,096,695)				$3,096,696

TOTAL INVESTMENTS

Total investments (cost $47,210,780)(b)				$53,675,513

FORWARD CURRENCY CONTRACTS at 9/30/14 (aggregate face value $54,232,207) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	10/15/14	$845,003	$910,223	$65,220
	British Pound	Buy	12/17/14	869,979	886,109	(16,130)
	Euro	Buy	12/17/14	2,481,471	2,578,708	(97,237)
Barclays Bank PLC
	Australian Dollar	Buy	10/15/14	83,538	89,965	(6,427)
	British Pound	Sell	12/17/14	558,439	573,364	14,925
	Canadian Dollar	Buy	10/15/14	330,441	346,035	(15,594)
	Euro	Sell	12/17/14	100,846	104,813	3,967
	Hong Kong Dollar	Sell	11/19/14	215,474	215,862	388
	Japanese Yen	Sell	11/19/14	1,400,490	1,480,813	80,323
	Singapore Dollar	Buy	11/19/14	94,378	97,431	(3,053)
	Swedish Krona	Sell	12/17/14	206,024	206,646	622
	Swiss Franc	Sell	12/17/14	1,416,564	1,472,001	55,437
Citibank, N.A.
	Australian Dollar	Buy	10/15/14	49,511	55,652	(6,141)
	British Pound	Buy	12/17/14	1,636,759	1,666,869	(30,110)
	Canadian Dollar	Sell	10/15/14	445,586	467,383	21,797
	Danish Krone	Buy	12/17/14	1,361,767	1,417,127	(55,360)
	Euro	Sell	12/17/14	1,083,021	1,125,524	42,503
	Japanese Yen	Buy	11/19/14	701,572	727,824	(26,252)
Credit Suisse International
	British Pound	Sell	12/17/14	2,515,810	2,561,905	46,095
	Canadian Dollar	Sell	10/15/14	1,737,623	1,814,920	77,297
	Euro	Sell	12/17/14	1,505,235	1,564,356	59,121
	Japanese Yen	Buy	11/19/14	26,526	30,373	(3,847)
	Norwegian Krone	Buy	12/17/14	208,228	215,594	(7,366)
	Swedish Krona	Sell	12/17/14	151,920	156,264	4,344
	Swiss Franc	Sell	12/17/14	540,357	561,443	21,086
Deutsche Bank AG
	Australian Dollar	Sell	10/15/14	322,081	328,006	5,925
	British Pound	Buy	12/17/14	1,332,672	1,354,128	(21,456)
	Canadian Dollar	Buy	10/15/14	699,084	733,402	(34,318)
	Euro	Buy	12/17/14	1,611,263	1,662,988	(51,725)
Goldman Sachs International
	Euro	Sell	12/17/14	1,344,741	1,397,525	52,784
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/15/14	985,750	1,069,739	(83,989)
	British Pound	Buy	12/17/14	1,278,075	1,300,971	(22,896)
	Euro	Buy	12/17/14	485,401	505,342	(19,941)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/15/14	1,417,261	1,525,480	(108,219)
	British Pound	Buy	12/17/14	1,080,912	1,099,279	(18,367)
	Euro	Sell	12/17/14	3,285,586	3,417,114	131,528
	Japanese Yen	Buy	11/19/14	624,738	670,014	(45,276)
	Norwegian Krone	Buy	12/17/14	229,898	230,893	(994)
	Norwegian Krone	Sell	12/17/14	226,685	234,707	8,022
	Singapore Dollar	Buy	11/19/14	111,701	114,201	(2,500)
	Swedish Krona	Buy	12/17/14	570,452	586,823	(16,371)
	Swiss Franc	Buy	12/17/14	2,440,780	2,532,841	(92,061)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/15/14	545,490	612,858	(67,368)
	Euro	Sell	12/17/14	1,019,961	1,054,618	34,657
	Israeli Shekel	Buy	10/15/14	1,358	941	417
	Japanese Yen	Buy	11/19/14	236,890	250,751	(13,861)
	Japanese Yen	Sell	11/19/14	236,890	254,443	17,553
	Swedish Krona	Sell	12/17/14	405,813	417,388	11,575
UBS AG
	Australian Dollar	Sell	10/15/14	820,598	883,330	62,732
	British Pound	Sell	12/17/14	2,159,395	2,198,942	39,547
	Canadian Dollar	Buy	10/15/14	936,605	982,371	(45,766)
	Euro	Buy	12/17/14	1,498,664	1,557,541	(58,877)
	Swiss Franc	Buy	12/17/14	1,094,761	1,137,727	(42,966)
WestPac Banking Corp.
	Australian Dollar	Sell	10/15/14	1,592,035	1,713,849	121,814
	British Pound	Sell	12/17/14	326,931	332,893	5,962
	Euro	Buy	12/17/14	2,612,773	2,715,558	(102,785)
	Japanese Yen	Buy	11/19/14	13,345	14,249	(904)
	Japanese Yen	Sell	11/19/14	13,345	14,091	746

Total						$(131,770)

WRITTEN OPTIONS OUTSTANDING at 9/30/14 (premiums $51,145) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Emerging Markets ETF (Put)	Nov-14/$38.00	$63,566	$21,613
SPDR S&P 500 ETF Trust (Put)	Nov-14/180.00	33,945	29,532

Total			$51,145

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $50,462,985.
(b)	The aggregate identified cost on a tax basis is $47,495,483, resulting in gross unrealized appreciation and depreciation of $8,115,193 and $1,935,163, respectively, or net unrealized appreciation of $6,180,030.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $343,913, or 0.7% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$—	$9,418,765	$9,400,206	$116	$18,559
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $2,728,149, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,657,530. Certain of these securities were sold prior to the close of the reporting period.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $502,235 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	17.9%
	Japan	16.4
	China	7.9
	United States	7.6
	France	7.3
	Germany	6.0
	Belgium	3.7
	Australia	3.5
	Hong Kong	3.3
	Ireland	3.1
	Switzerland	2.8
	Italy	2.5
	Netherlands	2.2
	Spain	1.7
	South Korea	1.7
	Sweden	1.6
	Portugal	1.3
	Canada	1.2
	Indonesia	1.2
	Russia	1.0
	United Arab Emirates	1.0
	Singapore	0.9
	Mexico	0.7
	Vietnam	0.7
	Peru	0.6
	Norway	0.5
	India	0.5
	Other	1.2

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $106,994 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $511,260 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $349,989 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,128,155	$8,616,352	$177,879
Consumer staples	476,915	4,682,775	—
Energy	517,003	1,749,658	—
Financials	961,297	8,479,231	166,034
Health care	2,110,870	4,212,378	—
Industrials	352,103	7,437,145	89,137
Information technology	1,721,887	1,862,431	—
Materials	501,421	1,678,769	—
Telecommunication services	—	1,292,733	—
Utilities	—	1,829,286	—
Total common stocks	7,769,651	41,840,758	433,050
Investment companies	346,020	—	—
Purchased options outstanding	—	76,590	—
U.S. treasury obligations	—	112,748	—
Short-term investments	18,559	3,078,137	—

Totals by level	$8,134,230	$45,108,233	$433,050

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(131,770)	$—
Written options outstanding	—	(51,145)	—

Totals by level	$—	$(182,915)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$986,387	$1,118,157
Equity contracts	76,590	51,145

Total	$1,062,977	$1,169,302

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$29,000
Written equity option contracts (contract amount)		$29,000
Forward currency contracts (contract amount)		$62,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$65,220	$155,662	$64,300	$207,943	$5,925	$52,784	$–	$139,550	$64,202	$102,279	$128,522	986,387
	Purchased options#	76,590	–	–	–	–	–	–	–	–	–	–	76,590

	Total Assets	$141,810	$155,662	$64,300	$207,943	$5,925	$52,784	$–	$139,550	$64,202	$102,279	$128,522	$1,062,977

	Liabilities:
	Forward currency contracts#	113,367	25,074	117,863	11,213	107,499	–	126,826	283,788	81,229	147,609	103,689	1,118,157
	Written options#	51,145	–	–	–	–	–	–	–	–	–	–	51,145

	Total Liabilities	$164,512	$25,074	$117,863	$11,213	$107,499	$–	$126,826	$283,788	$81,229	$147,609	$103,689	$1,169,302

	Total Financial and Derivative Net Assets	$(22,702)	$130,588	$(53,563)	$196,730	$(101,574)	$52,784	$(126,826)	$(144,238)	$(17,027)	$(45,330)	$24,833	$(106,325)
	Total collateral received (pledged)##†	$(10,000)	$112,748	$–	$106,994	$(101,574)	$–	$(110,000)	$(109,989)	$–	$–	$–
	Net amount	$(12,702)	$17,840	$(53,563)	$89,736	$–	$52,784	$(16,826)	$(34,249)	$(17,027)	$(45,330)	$24,833

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014